LIBERTY FLOATING RATE FUND

                   Supplement to January 1, 2001 Statement of
                  Additional Information (Replacing Supplements
                    dated January 16, 2001 and June 18, 2001)

The Fund's Statement of Additional Information is amended as follows:

1. The sub-caption Reinstatement Privilege under the caption PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES is revised as follows:

Reinstatement Privilege. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

2. A Special Meeting of Shareholders of the Fund (Special Meeting) was held on December 27, 2000. At the Special Meeting, each of Richard W. Lowry, Salvatore Macera, William E. Mayer, John J. Neuhauser and Anne-Lee Verville were elected as new Trustees of the Fund. Set forth below is information on each of the new Trustees:


                                       Position held
Name, Age; Address                     With the Trust       Principal occupation(s) during past five years
------------------                     --------------       ----------------------------------------------
Richard W. Lowry, 64                      Trustee           Private Investor since 1987 (formerly Chairman and
10701 Charleston Drive                                      Chief Executive Officer, U.S. Plywood Corporation
Vero Beach, FL 32963                                        (building products manufacturer)).


Salvatore Macera, 69                      Trustee           Private Investor since 1981 (formerly Executive Vice
26 Little Neck Lane                                         President and Director of Itek Corporation
New Seabury, MA  02649                                      (electronics)).

William E. Mayer(1), 60                   Trustee           Managing Partner, Park Avenue Equity Partners (venture
500 Park Avenue, 5th Floor                                  capital) since 1998; Founding Partner, Development
New York, NY 10022                                          Capital LLC; Dean and Professor, College of Business
                                                            and Management, University of
                                                            Maryland prior thereto; Director of
                                                            Lee Enterprises (print and on-line
                                                            media), WR Hambrecht + Co. (financial
                                                            service provider), Systech Retail
                                                            Systems (retail industry technology provider).

John J. Neuhauser, 57                     Trustee           Academic Vice President and Dean of Faculties, Boston
84 College Road                                             College since August, 1999; Dean, Boston College
Chestnut Hill, MA 02467-3838                                School of Management prior thereto; Director of
                                                            Saucony, Inc. (athletic footwear).

Thomas E. Stitzel, 64                     Trustee           Business Consultant since 1999; Professor of Finance
2208 Tawny Woods Place                                      and Dean prior thereto, College of Business, Boise
Boise, ID  83706                                            State University prior thereto; Chartered Financial
                                                            Analyst.



                                       Position held
Name, Age; Address                     With the Trust           Principal occupation(s) during past five years
------------------                     --------------           ----------------------------------------------

Anne-Lee Verville, 54                     Trustee           Chairman of the Board of Directors, Enesco Group, Inc.
359 Stickney Hill Road                                      (designer, importer and distributor of giftware and
Hopkinton, NH  03229                                        collectibles); Director of LearnSomething.com, Inc.
                                                            (online education products and
                                                            services); author and speaker on education systems
                                                            needs; General Manager, Global Education Industry
                                                            prior thereto (formerly President,
                                                            Applications Solutions Division,
                                                            IBM Corporation (global education and global
                                                            applications)).

(1) Mr. Mayer is an "interested person," as defined in the Investment Company Act of 1940 (1940 Act) because he is a Director of WR Hambrecht + Co. (a registered broker-dealer).

The Board of Trustees consists of the six new Trustees as well as the current Trustees, Ms. Kelly and Messrs. Hacker, Nelson and Theobald. Messrs. Bacon, Boyd and Cook did not stand for reelection and retired on December 27, 2000.

The following table sets forth the compensation paid to Ms. Verville and Messrs. Lowry, Macera, Mayer, Neuhauser and Stitzel in their capacities as Trustees of the Liberty Funds complex(2):

                      Total Compensation From the Fund Complex Paid to the
  Trustee            Trustees for the Calendar Year Ended December 31, 2000
  -------            ------------------------------------------------------

  Mr. Lowry                                 $ 99,000
  Mr. Macera                                  98,000
  Mr. Mayer                                  100,000
  Mr. Neuhauser                              101,210
  Mr. Stitzel                                 97,000
  Ms. Verville                                94,667

(2) At December 31, 2000, the complex consisted of 49 open-end and 9 closed-end management investment company portfolios in the Liberty Funds Group - Boston and 17 open-end management investment portfolios in the Liberty Variable Investment Trust (together, the Fund Complex).

The following persons were elected as officers of the Trust by the Trustees:

  Name and Age                  Position with Trust   Principal Occupation During Past Five Years
  ------------                  -------------------   -------------------------------------------
  J. Kevin Connaughton (36)     Treasurer             Treasurer of the Stein Roe Funds since February, 2001
                                                      (formerly Controller from May, 2000 to February,
                                                      2001); Treasurer of the Liberty Funds and of the
                                                      Liberty All-Star Funds since December, 2000 (formerly
                                                      Controller of the Liberty Funds and of the Liberty
                                                      All-Star Funds from February, 1998 to October, 2000);
                                                      Senior Vice President of LFG since January, 2001
                                                      (formerly Vice President from April, 2000 to January,
                                                      2001) (formerly Vice President of Colonial Management
                                                      Associates, Inc. (CMA) from February, 1998 to October,
                                                      2000) (formerly Senior Tax Manager, Coopers & Lybrand,
                                                      LLP from April, 1996 to January, 1998; Vice President,
                                                      440 Financial Group/First Data Investor Services Group
                                                      from March, 1994 to April, 1996).

  Vicki Benjamin (39)           Chief Accounting      Chief Accounting Officer of the Stein Roe Funds,
                                Officer               Liberty Funds and Liberty All-Star Funds since June,
                                                      2001; Vice President of LFG since April, 2001
                                                      (formerly Vice President, Corporate Audit, State
                                                      Street Bank and Trust Company from May, 1998 to
                                                      April, 2001; Senior Audit Manager, Coopers & Lybrand
                                                      from December, 1989 to May, 1998).

  Michelle G. Azrialy (32)      Controller            Controller of the Stein Roe Funds, Liberty Funds and
                                                      Liberty All-Star Funds since May, 2001; Vice President
                                                      of LFG since March, 2001 (formerly Assistant Vice
                                                      President of Fund Administration from September, 2000
                                                      to February, 2001; Compliance Manager of Fund
                                                      Administration from September, 1999 to August, 2000)
                                                      (formerly Assistant Treasurer, Chase Global Fund
                                                      Services - Boston from August, 1996 to September,
                                                      1999; Senior Accountant, PricewaterhouseCoopers LLP
                                                      from June, 1991 to July, 1994).

  William J. Ballou (35)        Secretary             Secretary of the Stein Roe Funds since February, 2001
                                                      (formerly Assistant Secretary from May, 2000 to
                                                      February, 2001); Secretary of the Liberty Funds and of
                                                      the Liberty All-Star Funds since October, 2000
                                                      (formerly Assistant Secretary from October, 1997 to
                                                      October, 2000); Vice President, Assistant Secretary
                                                      and Senior Counsel of CMA since October, 1997; Vice
                                                      President and Senior Counsel since April, 2000, and
                                                      Assistant Secretary since December, 1998 of LFG
                                                      (formerly Associate Counsel, Massachusetts Financial
                                                      Services Company from May, 1995 to September, 1997).



761-35/481G-0601                                                   June 25, 2001